Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Revenue from External Customers by Product Line
Segment sales to external customers by product line are as follows (dollars in millions):

	Year Ended December 31
	2013	2012	2011

Packaging sales	$3,431.7	$2,843.9	$2,620.1

Paper sales
White papers	207.0	—	—
Market pulp	9.9	—	—
	216.9	—	—

Corporate and Other	16.7	—	—
	$3,665.3	$2,843.9	$2,620.1

Analysis of Operations by Reportable Segment
An analysis of operations by reportable segment is as follows (dollars in millions):

	Sales, net			Operating Income (Loss)		Depreciation, Amortization, and Depletion	Capital Expenditures (k)	Assets
Year Ended December 31, 2013 (a)	Trade	Inter- segment	Total
Packaging	$3,431.3	$0.4	$3,431.7	$554.2	(b)	$190.2	$222.2	$3,988.5
Paper	216.9	—	216.9	13.5	(c)	9.1	10.0	938.4
Corporate and Other	17.1	28.0	45.1	(85.8)	(d)	2.5	2.2	316.9
Intersegment eliminations	—	(28.4)	(28.4)	—		—	—	—
	$3,665.3	$—	$3,665.3	481.9		$201.8	$234.4	$5,243.8
Interest expense, net				(58.3)	(e)
Income before taxes				$423.6

	Sales, net			Operating Income (Loss)		Depreciation, Amortization, and Depletion	Capital Expenditures (k)	Assets
Year Ended December 31, 2012	Trade	Inter- segment	Total
Packaging	$2,843.9	$—	$2,843.9	$383.9	(f)	$169.4	$127.8	$2,194.5
Paper	—	—	—	—		—	—	—
Corporate and Other	—	—	—	53.7	(g)	1.4	0.7	300.4
Intersegment eliminations	—	—	—	—		—	—	—
	$2,843.9	$—	$2,843.9	437.6		$170.8	$128.5	$2,494.9
Interest expense, net				(62.9)	(h)
Income before taxes				$374.7

	Sales, net			Operating Income (Loss)		Depreciation, Amortization, and Depletion	Capital Expenditures (k)	Assets
Year Ended December 31, 2011	Trade	Inter- segment	Total
Packaging	$2,620.1	$—	$2,620.1	$311.2	(i)	$162.9	$280.2	$2,235.0
Paper	—	—	—	—		—	—	—
Corporate and Other	—	—	—	(37.2)	(j)	0.7	—	219.8
Intersegment eliminations	—	—	—	—		—	—	—
	$2,620.1	$—	$2,620.1	274.0		$163.6	$280.2	$2,454.8
Interest expense, net				(29.2)
Income before taxes				$244.8

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(a)	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.

(b)
Includes $18.0 million of expense for the acquisition inventory step-up and $1.4 million of integration-related and other costs incurred in connection with the acquisition of Boise in fourth quarter 2013.

(c)	Includes $3.5 million of expense for acquisition inventory step-up and $1.9 million of income for integration-related and other costs.

(d)	Includes $17.2 million of acquisition-related costs and $17.9 million of integration-related and other costs.

(e)	Includes $10.5 million of expenses for financing the acquisition and $1.1 million of expense for the write-off of deferred financing costs.

(f)	Includes $2.0 million of plant closure charges.

(g)
Includes $95.5 million of income related to the increase in gallons claimed as alternative fuel mixture credits on the Company's amended 2009 tax return. See Note 6, Alternative Energy Tax Credits, for more information.

(h)
Includes $24.8 million of debt refinancing charges, including the $21.3 million redemption premium, the $3.4 million charge to settle the treasury lock prior to its maturity, and $0.1 million of other items.

(i)	Includes $7.4 million of charges related to energy project disposals.

(j)	Includes $1.6 million of income from an adjustment to our medical benefits reserve.

(k)	Includes "Expenditures for property and equipment" and excludes cash used for "Acquisition of businesses and facilities, net of cash acquired" as reported on our Consolidated Statements of Cash Flows.